1933 Act File No. 33-52149
                                          1940 Act File No. 811-7141

                             SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC 20549

                                         Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.  24    ....................         X

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   25   ...................................         X

                          FEDERATED WORLD INVESTMENT SERIES, INC.
                     (Exact Name of Registrant as Specified in Charter)

                                 Federated Investors Funds
                                    5800 Corporate Drive
                            Pittsburgh, Pennsylvania 15237-7000
                          (Address of Principal Executive Offices)
                                       (412) 288-1900
                              (Registrant's Telephone Number)

                                John W. McGonigle, Esquire,
                                 Federated Investors Tower
                                    1001 Liberty Avenue
                            Pittsburgh, Pennsylvania 15222-3779

                          (Name and Address of Agent for Service)
                     (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
    on                pursuant to paragraph (b)(1)(v)
    60 days after filing pursuant to paragraph (a)(i) on January 30, 2003 pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                         Copies to:
Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, NW
Washington, DC  20037-1526







FEDERATED GLOBAL VALUE FUND


(formerly, Federated World Utility Fund)

A Portfolio of Federated World Investment Series, Inc.



prospectus

January 31, 2003



Class A Shares
Class B shares
Class C Shares



A mutual fund seeking total return by investing primarily in equity securities issued by domestic and foreign companies that the Adviser has deemed as undervalued.



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    Contents
                                    Risk/Return Summary
                                    What are the Fund's Fees and Expenses?
                                    What are the Fund's Investment
                                    Strategies?
                                    What are the Principal Securities in
                                    Which the Fund Invests?
                                    What are the Specific Risks of
                                    Investing in the Fund?
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    How to Purchase Shares
                                    How to Redeem and Exchange Shares
                                    Account and Share Information
                                    Who Manages the Fund?
                                    Financial Information
Not FDIC Insured  <143>  May Lose Value  <143>  No Bank Guarantee


RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund's investment objective is to provide total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.




WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund pursues its investment objective by investing primarily in domestic and foreign equity securities that the Adviser believes will appreciate in value, provide income, or both. The Fund's portfolio is managed using a value style. The Adviser seeks to purchase undervalued stocks that the Adviser expects may significantly increase in price as the market recognizes the company's true value.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of the equity securities in the Fund's portfolio will fluctuate, and as a result, the Fund's share price may decline suddenly or over a sustained period of time.

o Currency Risks. Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the United States.



o Risks of Value Investing. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.



o Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.


The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency.



Risk/Return Bar Chart and Table




WHAT ARE THE FUND'S FEES AND EXPENSES?



WHAT ARE THE FUND'S INVESTMENT STRATEGIES?


The Fund pursues its investment objective by investing primarily in equity securities that the Adviser believes will appreciate in value, provide income, or both. The Fund's portfolio is managed using a value style. As a global fund, the Fund may invest in both U.S. and international markets.
The Adviser expects that, normally, foreign stocks in the Fund's portfolio will be in developed markets. The Fund is permitted, however, to invest in companies from both developed and emerging market countries.
      The Fund is intended to enable an investor to integrate the value style of investing across both U.S. and foreign stocks in a broader global equity and fixed-income portfolio. In other words, the Fund can be used to represent the value style of investing as an asset class on a global basis.
      The Adviser actively manages the Fund's portfolio seeking total returns in excess of the Fund's benchmark index: the MSCI-WRLD. The MSCI-WRLD Index represents securities in 23 developed markets around the world.
      Because the Adviser is free to seek relative value opportunities across markets and sectors, and is not otherwise limited in market capitalization of stocks in which the Fund may invest, the Fund seeks to provide substantially all of the active management opportunities represented by security selection within the value style in a single managed portfolio.
      The performance of the Fund should be evaluated against the MSCI-WRLD, or any other benchmark, over long periods of time. The volatility of world markets means that even small differences in time periods for comparison can have a substantial impact on returns. There can be no assurances that the Adviser will be successful in achieving investment returns in excess of the MSCI-WRLD.
      The Adviser's process for selecting investments begins with the screening of the universe of available stocks to identify companies with those "value" characteristics that have shown significant positive correlation across stocks over time. These characteristics include, for example, relatively low price/book value or price/earnings ratios, and relatively high dividend yields. Screening is performed by market so that value is relative to each individual market. After screening, the Adviser selects stocks through fundamental analysis of companies by skilled portfolio managers and research analysts because it believes this approach provides a greater opportunity for the Adviser's expertise, experience and skill to create excess returns.
      The Adviser seeks to purchase undervalued stocks that the Adviser expects may significantly increase in price as the market recognizes the company's true value. Realization of income is a secondary consideration in the Adviser's stock selection. A company's stock may be undervalued due to factors such as temporary earnings declines, investor indifference, a change in management, or unfavorable market or industry conditions. The Adviser selects the stock based on its belief that over time the price at which the stock trades will rise to reflect the company's true value. The Adviser is free to seek relative value opportunities among markets and sectors.
      The Adviser also considers the economic environment and outlook in making stock selection decisions, but those factors play a secondary role to fundamental analysis.
      The Adviser employs a team approach to fundamental analysis. The Adviser continuously seeks to identify the countries, sectors and industries where fundamental analysis is most effective at forecasting returns and then to develop expertise in those areas. Analysts and portfolio managers specialize in different sectors and industries, and then support each other in stock selection. Based on this analysis support, senior portfolio managers then independently make stock selection decisions.
      By using a value style, the Adviser seeks to provide long term capital appreciation with lower overall portfolio volatility than a portfolio of growth stocks. The Adviser manages the portfolio's exposure to random or unpredictable events that may adversely affect individual companies, or the risk that the Adviser is otherwise wrong in its analysis of any particular company, through portfolio diversification. There is no assurance these strategies will be successful in reducing portfolio risk.
      While the Adviser does not take concentrated positions in individual stocks, the Adviser may emphasize business sectors or certain countries in the Fund's portfolio because they exhibit stronger potential, or the Adviser believes it has greater skill (or fundamental analysis is more effective) in picking stocks in those sectors or countries.
      The Fund is not limited in the portion of its assets that it invests in U.S. or foreign companies, or in foreign companies based in either developed markets or in emerging markets. Further, the Fund is not limited in the portion of its investments that are denominated in either foreign currency or in U.S. dollars. From time to time, the Fund may hedge a portion of its currency risk by using derivatives such as futures or forward contracts. Currency hedges can protect against price movements in a security that a fund owns that are attributable to changes in the value of the currency in which the security is denominated. Hedging may reduce gains or cause losses to the Fund if the hedged currency moves in a different manner than the Adviser anticipated or if the cost of the hedge outweighs its value. It is anticipated that the majority of the foreign securities in the Fund's portfolio will not be hedged and will therefore remain subject to currency risk.


Portfolio Turnover
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.


Temporary Defensive Investments
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value should increase directly with the value of the issuer's business. The following describes the principal types of equity securities in which the Fund invests.

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks
  Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:
o it is organized under the laws of, or has a principal office located in, another country;

o the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are often denominated in foreign currencies. Foreign securities are subject to currency risks and risks of foreign investing.

Depositary Receipts
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks. Although not prohibited from doing so, historically, the Fund has not entered into derivative contracts.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Many factors affect the Fund's performance. The Fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. The Fund's reaction to these developments will be affected by the types of the securities in which the Fund invests, the financial condition, industry and economic sector and geographic location of an issuer, and the Fund's level of investment in the securities of that issuer. When you sell your Shares of the Fund, they could be worth more or less than what you paid for them.

Stock Market Risks
The value of equity securities in the Fund's portfolio will rise and fall in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or market as a whole. These fluctuations could be a sustained trend or a drastic movement.
  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Currency Risks
Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
  The Adviser attempts to limit currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.


RISKS RELATED TO INVESTING FOR VALUE
Due to their relatively low valuations, value stocks are typically less violatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.


Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Emerging Market Risks
Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
  Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Custodial Services and Related Investment Costs
Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss of its assets.

WHAT DO SHARES COST?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


                                               Maximum Sales Charge
 Shares Offered          Minimum               Front-End      Contingent
                         Initial/Subsequent    Sales          Deferred
                         Investment            Charge2        Sales Charge3
                         Amounts1
 Class A (Equity)        $1,500/$100           5.50%          0.00%
 Class B                 $1,500/$100           None           5.50%
 Class C                 $1,500/$100           None           1.00%
1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.
2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."
3  See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE
Class A Shares
Purchase Amount                    Sales Charge  as      Sales Charge  as
                                   a Percentage  of      a Percentage  of
                                   Public  Offering      NAV
                                   Price
Less than $50,000                  5.50%                 5.82%
$50,000 but less than              4.50%                 4.71%
$100,000
$100,000 but less than             3.75%                 3.90%
$250,000
$250,000 but less than             2.50%                 2.56%
$500,000
$500,000 but less than $1          2.00%                 2.04%
million
$1 million or greater1             0.00%                 0.00%
1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced or eliminated by:

o purchasing Shares in greater quantities to reduce the applicable sales charge;

o combining concurrent purchases of Shares:

o     by you, your spouse, and your children under age 21; or
  o of the same share class of two or more Federated Funds (other than money market funds);
o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

o     within 120 days of redeeming Shares of an equal or greater amount;

o by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

o through wrap accounts or other investment programs where you pay the investment professional directly for services;

o through investment professionals that receive no portion of the sales charge;

o as a Federated Life Member (Class A Shares only) and their immediate family members; or

o as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.


SALES CHARGE WHEN YOU REDEEM
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares (Purchase amount of $1 million or
greater):
A CDSC of 0.75% of the redemption amount applies to
Class A Shares redeemed up to 24 months after purchase
under certain investment programs where an investment
professional received an advance payment on the
transaction.
Class B Shares:
Shares Held Up To:                                 CDSC
1 Year                                             5.50%
2 Years                                            4.75%
3 Years                                            4.00%
4 Years                                            3.00%
5 Years                                            2.00%
6 Years                                            1.00%
7 Years or More                                    0.00%
Class C Shares:
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.
If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.


You will not be charged a CDSC when redeeming Shares:

o     purchased with reinvested dividends or capital gains;

o purchased within 120 days of redeeming Shares of an equal or lesser amount;

o that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

o purchased through investment professionals who did not receive advanced sales payments;

o if, after you purchase Shares, you become disabled as defined by the IRS;

o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

o if your redemption is a required retirement plan distribution; or

o upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o     Shares that are not subject to a CDSC; and

o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.




HOW IS THE FUND SOLD?

The Fund offers three share classes: Class A, Class B and Class C Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.


Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o     Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
o Establish your account with the Fund by submitting a completed New Account Form; and

o Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.


THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.


HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone
You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
All requests must include:

o     Fund Name and Share Class, account number and account registration;

o amount to be redeemed or exchanged;

o signatures of all shareholders exactly as registered; and

o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;

o a redemption is payable to someone other than the shareholder(s) of record; or

o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o     to allow your purchase to clear;

o during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGE
You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o     ensure that the account registrations are identical;

o meet any minimum initial investment requirements; and

o receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

In an effort to deter shareholders from using repeated exchanges to take advantage of short-term market movements (also known as "market timing"), after July 30, 2001, Shares acquired through an exchange may not be exchanged again (a "Subsequent Exchange") for a period of 15 days. The Fund will not process any request for a Subsequent Exchange made during the 15-day period. The rights of Shareholders to redeem their Shares are not affected by this provision.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.


Systematic Withdrawal Program (SWP) On Class B Shares
You will not be charged a CDSC on SWP redemptions if:

o     you redeem 12% or less of your account value in a single year;

o you reinvest all dividends and capital gains distributions; and

o your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.



The Fund's portfolio managers are:



Marc Halperin
Marc Halperin joined the Fund's Adviser as a Portfolio Manager and a Vice President in 1998 and has been a portfolio manager of the Fund since April 2002. Mr. Halperin served as Associate Director/Portfolio Manager at UOB Asset Management from 1996 through August, 1998. From 1993 through 1995, Mr. Halperin was Vice President, Asian Equities, at Massachusetts Financial Services Co. Mr. Halperin earned his M.A. with a major in municipal finance from the University of Illinois.


David M. Bruns
David M. Bruns has been the Fund's Portfolio Manager since April 2002. Mr. Bruns joined Federated in July 2000 as a Senior Investment Analyst and was named Assistant Vice President in July 2001. From 1998 to July 2000, Mr. Bruns was employed with Schafer Cullen Capital Management, where he served as an Analyst. Mr. Bruns was employed by Janney Montgomery Scott, Inc. as an Assistant Vice President/Analyst from 1997 to 1998, and with A.G. Edwards & Sons, Inc. from 1995 to 1997 as a Junior Analyst. Mr. Bruns is a Chartered Financial Analyst. He earned his Bachelor's Degree from Indiana University.




Stephen F. Auth
Stephen F. Auth has been the Fund's Portfolio Manager since May 2000. Mr. Auth joined Federated in May 2000 as Senior Vice President and Director of Global Portfolio Management of the Fund's Adviser. From 1985 through March 2000, Mr. Auth was employed with Prudential Investments, a unit of
Prudential Insurance Company of America, where he served as a Portfolio Manager since September 1991 and also as Senior Managing Director. Mr. Auth is a Chartered Financial Analyst. He earned a Bachelors Degree from Princeton University and an M.B.A. from Harvard University.


Advisory Fees
The Adviser receives an annual investment advisory fee of 1.00% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

(to be filed by amendment)



A Statement of Additional Information (SAI) dated January 31, 2003 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-7141

Cusip 31428U672
Cusip 31428U664
Cusip 31428U656


G00440-03 (1/03)







FEDERATED GLOBAL VALUE FUND



(formerly, Federated World Utility Fund)



A Portfolio of  Federated World Investment Series, Inc.



Statement of additional Information



January 31, 2003



Class A Shares
Class B shares
Class C Shares


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Global Value Fund (Fund), dated January 31, 2003.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption in Kind
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to
                                    the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Financial Information
                                    Investment Ratings
                                    Addresses
G00440-04 (1/03)


HOW IS THE FUND ORGANIZED?



The Fund is a diversified portfolio of Federated World Investment Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. The Corporation changed its name from World Investment Series, Inc. to Federated World Investment Series, Inc. on January 19, 2000. The Fund changed its name from Federated World Utility Fund to Federated Global Value Fund on August 14, 2002.

The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Global Investment Management Corp. (Adviser).




WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund provides exposure to equity securities of domestic and foreign companies.

A company is based in a foreign country if:

o It is organized under the laws of, or has a principal office located in, a country other than the U.S.;

o  The principal trading market for its securities is outside the U.S.; or

o It (or its subsidiaries) derived in its most current fiscal year at least 50% of its gross revenue or profit from goods produced, services performed, or sales made outside the U.S.

Adding foreign, or international, exposure to an equity portfolio through the Fund may benefit the portfolio by either increasing portfolio returns or reducing portfolio risk, or both, over longer periods of time. Differences across countries and regions in factors such as political orientation and structure, geographic location, language and cultural factors, regulatory and accounting practices and tax laws, as opposed to sector and company considerations, create unique investing opportunities among countries and regions. These differences also reduce correlation of returns among portfolio holdings caused by global economic, sector and industry factors, and thereby reduce a broader portfolio's overall risk.

The Adviser actively manages the Fund's portfolio seeking total returns over longer time periods in excess of the MSCI-WRLD Index.

The Adviser's process for selecting stocks focuses on a "value" style investment process. The Adviser's key buy criteria for a value stock includes a relatively low market price, quality of company management, industry leadership, and presence of a catalyst for higher market valuation.

Most stocks are assigned a price target, and the stocks with greatest appreciation potential are selected for the Fund's portfolio, subject to a variety of other factors including country and industry exposures and overall risk management considerations. Similarly, the Adviser has a sell discipline. As a stock's appreciation potential declines, either because the company's fundamentals have eroded or because the stock's price has risen, the Adviser may sell the stock and replace it with new companies with higher appreciation potential.

The Adviser employs a team approach to fundamental analysis. The Adviser is managed to ensure that its portfolio managers and analysts have access to all the resources of the organization and to facilitate their working together to utilize each other's strengths. The Adviser's staff work together closely to (1) share information, (2) retrospectively evaluate the performance of their stock picks in order to identify their respective capabilities, and (3) prospectively select securities and engage in theme and idea generation.

The Adviser expects that, normally, the Fund's portfolio will consist primarily of equity securities of developed market countries. There is less political and currency risk in investing in more developed markets than in emerging markets. The Adviser may, however, emphasize investment in a particular country or region from time to time, including emerging markets, when conditions in a country or particular opportunities are attractive to the Adviser.


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

Interests in Other Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund invests.

Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.
  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.
  Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Convertible Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.
  Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
  The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.
  The Fund may trade in the following types of derivative contracts. FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.
  The Fund may buy or sell the following types of futures contracts: foreign currency, securities and securities indices.
Currency Hedging
From time to time the Fund may hedge a portion of its currency risk by using derivatives such as futures or forward contracts. Currency hedges can protect against price movements in a security that a fund owns that are attributable to changes in the value of the currency in which the security is denominated. Hedging may reduce gains or cause losses to the Fund if the hedged currency moves in a different manner then the Adviser anticipated or if the cost of the hedge outweighs its value. It is anticipated that the majority of the Fund's portfolio will not be hedged and will therefore remain subject to currency risk.
OPTIONS
Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.
  The Fund may write covered call options on all or any portion of its portfolio to generate income from premiums. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.
HYBRID INSTRUMENTS
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
  The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to market risks and credit risks.

Hedging
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Asset Coverage
In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investment Ratings for Investment Grade Securities
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Euro Risks
o The Fund makes significant investments in securities denominated in the euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

o With the advent of the euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these country's ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.


Liquidity Risks
o Trading opportunities are more limited for equity securities that are not widely held or are issued by companies located in emerging markets. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.


Risks Related to Company Size
o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.


Bond Market Risks
o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Risks Associated with Noninvestment Grade Securities
o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


Leverage Risks
o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.


Fundamental INVESTMENT Objective
The Fund's investment objective is to provide total return. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.


Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, provided that the Fund may concentrate its investments in issuers in the utilities industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Concentration
As a matter of non-fundamental policy, in applying the concentration limitation: (a) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (b) asset backed securities will be classified according to the underlying assets securing such securities.
  To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

Investing In Commodities
As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.
  For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in Foreign Securities
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR eliminating THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows:


Quantity Discounts
Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases
If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases
You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.


Letter of Intent (Class A Shares)
You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


Reinvestment Privilege
You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.


Purchases by Affiliates of the Fund
The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

o any associated person of an investment dealer who has a sales agreement with the Distributor; and

o trusts, pension or profit-sharing plans for these individuals.


Federated Life Members
Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

o through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

o as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE
These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o     following the death or post-purchase disability, as defined in
  Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

o of Shares that represent a reinvestment within 120 days of a previous redemption;

o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and


Class B Shares Only
o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


RULE 12B-1 PLAN (Class B and Class C Shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases Shares, the investment professional may receive:

o an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.


Class A Shares
Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

Amount              Advance
                    Payments  as a
                    Percentage of
                    Public Offering
                    Price
First $1 - $5       0.75%
million
Next $5 - $20       0.50%
million
Over $20 million    0.25%
For accounts with assets over $1 million, the dealers advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


Exchange Privilege
You may exchange Shares of the Fund into shares of the same class of another Federated Fund.

In an effort to deter shareholders from using repeated exchanges to take advantage of short-term market movements (also known as " market timing"), after July 30, 2001, Shares acquired through an exchange may not be exchanged again (a "Subsequent Exchange") for a period of 15 days. The
Fund will not process any request for a Subsequent Exchange made during the 15-day period. A shareholder who needs to effect a Subsequent Exchange to avoid unreasonable hardship during the 15-day period should contact the Fund's Distributor. The Distributor may, in its sole discretion, permit the Subsequent Exchange if the Distributor finds that the Subsequent Exchange will not harm the Fund or its shareholders and that the requesting shareholder has not engaged in what the Distributor considers to be a pattern of excessive trading. The rights of shareholders to redeem their Shares are not affected by this provision


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding Shares of all series entitled to vote.



As of January xx, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: [Name & Address of Shareholder, % and Name of Share Class Owned.]

As of January xx, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: [Name & Address of Shareholder, % and Name of Share Class Owned.]

As of January xx, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: [Name & Address of Shareholder, % and Name of Share Class Owned.]

(To be filed by amendment)



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.


FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises 11 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-five portfolios; CCMI Funds-two portfolios; Regions Funds-eight portfolios; Riggs Funds-nine portfolios; and WesMark Funds-five portfolios.
As of January xx, 2003, the Fund's Board and Officers as a group owned [approximately (insert # of shares) (___%)] [less than 1%] of the Fund's outstanding Class A, B and C, Shares.




INTERESTED Directors BACKGROUND AND COMPENSATION

Name Birth Date       Principal Occupation(s) for Past   Aggregate     Total
Address Positions     Five Years, Other Directorships    Compensation  Compensation
Held with             Held and Previous Positions        From          From
Corporation Date                                         Corporation   Corporation
Service Began                                            (past         and Federated
                                                         fiscal year)  Fund Complex
                                                                       (past calendar
                                                                       year)
John F. Donahue*      Principal Occupations: Chief       $0            $0
Birth Date: July      Executive Officer and Director
28, 1924 CHAIRMAN     or Trustee of the Federated Fund
AND DIRECTOR Began    Complex; Chairman and Director,
serving: January      Federated Investors, Inc.;
1994                  Chairman, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research,
                      Ltd.  Previous Positions:
                      Trustee, Federated Investment
                      Management Company and Chairman
                      and Director, Federated
                      Investment Counseling.

J. Christopher        Principal Occupations: President   $0            $0
Donahue* Birth        or Executive Vice President of
Date: April 11,       the Federated Fund Complex;
1949 PRESIDENT AND    Director or Trustee of some of
DIRECTOR Began        the Funds in the Federated Fund
serving: January      Complex; President, Chief
2000                  Executive Officer and Director,
                      Federated Investors, Inc.;
                      President, Chief Executive
                      Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.
                      Previous Position: President,
                      Federated Investment Counseling.

Lawrence D. Ellis,    Principal Occupations: Director    $000.00       $117,117.17
M.D.* Birth Date:     or Trustee of the Federated Fund
October 11, 1932      Complex; Professor of Medicine,
3471 Fifth Avenue     University of Pittsburgh;
Suite 1111            Medical Director, University of
Pittsburgh, PA        Pittsburgh Medical Center
DIRECTOR Began        Downtown; Hematologist,
serving: January      Oncologist and Internist,
1994                  University of Pittsburgh Medical
                      Center.  Other Directorships
                      Held: Member, National Board of
                      Trustees, Leukemia Society of
                      America.  Previous Positions:
                      Trustee, University of
                      Pittsburgh; Director, University
                      of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT directors BACKGROUND AND COMPENSATION

Name Birth Date       Principal Occupation(s) for Past   Aggregate     Total
Address Positions     Five Years, Other Directorships    Compensation  Compensation
Held with             Held and Previous Positions        From          From
Corporation Date                                         Corporation   Corporation
Service Began                                            (past         and Federated
                                                         fiscal        Fund Complex
                                                         year)
Thomas G. Bigley      Principal Occupation: Director     $000.00       $128,847.72
Birth Date:           or Trustee of the Federated Fund
February 3, 1934 15   Complex.  Other Directorships
Old Timber Trail      Held: Director, Member of
Pittsburgh, PA        Executive Committee, Children's
DIRECTOR Began        Hospital of Pittsburgh;
serving: November     Director, Member of Executive
1994                  Committee, University of
                      Pittsburgh.  Previous Position:
                      Senior Partner, Ernst & Young
                      LLP.

John T. Conroy, Jr.   Principal Occupations: Director    $000.00       $128,847.66
Birth Date: June      or Trustee of the Federated Fund
23, 1937 Grubb &      Complex; Chairman of the Board,
Ellis/Investment      Investment Properties
Properties            Corporation; Partner or Trustee
Corporation 3838      in private real estate ventures
Tamiami Trail N.      in Southwest Florida.   Previous
Naples, FL DIRECTOR   Positions: President, Investment
Began serving:        Properties Corporation; Senior
January 1994          Vice President, John R. Wood and
                      Associates, Inc., Realtors;
                      President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

Nicholas P.           Principal Occupation: Director     $000.00       $126,923.53
Constantakis Birth    or Trustee of the Federated Fund
Date: September 3,    Complex; Partner, Andersen
1939 175 Woodshire    Worldwide SC (prior to 9/1/97).
Drive Pittsburgh,     Other Directorships Held:
PA DIRECTOR Began     Director, Michael Baker
serving: February     Corporation (engineering and
1998                  energy services worldwide).

John F. Cunningham    Principal Occupation: Director     $000.00       $115,368.16
Birth Date: March     or Trustee of the Federated Fund
5, 1943 353 El        Complex.  Other Directorships
Brillo Way Palm       Held: Chairman, President and
Beach, FL DIRECTOR    Chief Executive Officer,
Began serving:        Cunningham & Co., Inc.
January 1999          (strategic business consulting);
                      Trustee Associate, Boston
                      College.  Previous Positions:
                      Director, Redgate Communications
                      and EMC Corporation (computer
                      storage systems); Chairman of
                      the Board and Chief Executive
                      Officer, Computer Consoles,
                      Inc.; President and Chief
                      Operating Officer, Wang
                      Laboratories; Director, First
                      National Bank of Boston;
                      Director, Apollo Computer, Inc.

Peter E. Madden       Principal Occupation: Director     $000.00       $117,117.14
Birth Date: March     or Trustee of the Federated Fund
16, 1942 One Royal    Complex; Management
Palm Way 100 Royal    Consultant.   Previous
Palm Way Palm         Positions: Representative,
Beach, FL DIRECTOR    Commonwealth of Massachusetts
Began serving:        General Court; President, State
January 1994          Street Bank and Trust Company
                      and State Street Corporation
                      (retired); Director, VISA USA
                      and VISA International; Chairman
                      and Director, Massachusetts
                      Bankers Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

Charles F.            Principal Occupations: Director    $000.00       $128,847.66
Mansfield, Jr.        or Trustee of the Federated Fund
Birth Date: April     Complex; Management Consultant;
10, 1945 80 South     Executive Vice President, DVC
Road Westhampton      Group, Inc. (marketing,
Beach, NY DIRECTOR    communications and technology)
Began serving:        (prior to 9/1/00).  Previous
January 1999          Positions: Chief Executive
                      Officer, PBTC International
                      Bank; Partner, Arthur Young &
                      Company (now Ernst & Young LLP);
                      Chief Financial Officer of
                      Retail Banking Sector, Chase
                      Manhattan Bank; Senior Vice
                      President, HSBC Bank USA
                      (formerly, Marine Midland Bank);
                      Vice President, Citibank;
                      Assistant Professor of Banking
                      and Finance, Frank G. Zarb
                      School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations:  Director    $000.00      $117,117.14
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica &
Duquesne University   Murray.  Other Directorships
Pittsburgh, PA        Held: Director, Michael Baker
DIRECTOR Began        Corp. (engineering,
serving: February     construction, operations and
1995                  technical services).  Previous
                      Positions: President, Duquesne
                      University; Dean and Professor
                      of Law, University of Pittsburgh
                      School of Law; Dean and
                      Professor of Law, Villanova
                      University School of Law.

Marjorie P. Smuts     Principal Occupations:  Director    $000.00      $117,117.17
Birth Date: June      or Trustee of the Federated Fund
21, 1935 4905         Complex; Public
Bayard Street         Relations/Marketing
Pittsburgh, PA        Consultant/Conference
DIRECTOR Began        Coordinator.  Previous
serving: January      Positions: National
1994                  Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

John S. Walsh Birth   Principal Occupations:  Director    $000.00      $117,117.17
Date: November 28,    or Trustee of the Federated Fund
1957 2604 William     Complex; President and Director,
Drive Valparaiso,     Heat Wagon, Inc. (manufacturer
IN DIRECTOR Began     of construction temporary
serving: January      heaters); President and
1999                  Director, Manufacturers
                      Products, Inc. (distributor of
                      portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.
                      Other Directorships Held:
                      Director, Walsh & Kelly, Inc.
                      (heavy highway contractor).
                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.







OFFICERS**

Name Birth Date Address       Principal Occupation(s) and Previous Positions
Positions Held with
Corporation
Edward C. Gonzales Birth      Principal Occupations: President, Executive Vice
Date: October 22, 1930        President and Treasurer of some of the Funds in the
EXECUTIVE VICE PRESIDENT      Federated Fund Complex; Vice Chairman, Federated
                              Investors, Inc.; Trustee, Federated Administrative
                              Services.   Previous Positions: Trustee or Director of
                              some of the Funds in the Federated Fund Complex; CEO
                              and Chairman, Federated Administrative Services; Vice
                              President, Federated Investment Management Company,
                              Federated Investment Counseling, Federated Global
                              Investment Management Corp. and Passport Research,
                              Ltd.; Director and Executive Vice President, Federated
                              Securities Corp.; Director, Federated Services Company;
                              Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth       Principal Occupations: Executive Vice President and
Date: October 26, 1938        Secretary of the Federated Fund Complex; Executive Vice
EXECUTIVE VICE PRESIDENT AND  President, Secretary and Director, Federated Investors,
SECRETARY                     Inc.  Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

Richard J. Thomas Birth       Principal Occupations: Treasurer of the Federated Fund
Date: June 17, 1954 TREASURER Complex; Senior Vice President, Federated
                              Administrative Services.   Previous Positions: Vice
                              President, Federated Administrative Services; held
                              various management positions within Funds Financial
                              Services Division of Federated Investors, Inc.

Richard B. Fisher Birth       Principal Occupations: President or Vice President of
Date: May 17, 1923 VICE       some of the Funds in the Federated Fund Complex; Vice
CHAIRMAN                      Chairman, Federated Investors, Inc.; Chairman,
                              Federated Securities Corp.  Previous Positions:
                              Director or Trustee of some of the Funds in the
                              Federated Fund Complex; Executive Vice President,
                              Federated Investors, Inc. and Director and Chief
                              Executive Officer, Federated Securities Corp.
Stephen F. Auth Birth Date:   Principal Occupations: Chief Investment Officer of this
September 3, 1956 CHIEF       Fund and various other Funds in the Federated Fund
INVESTMENT OFFICER            Complex; Executive Vice President, Federated Investment
                              Counseling, Federated Global Investment Management
                              Corp., Federated Investment Management Company and
                              Passport Research, Ltd.;   Previous Positions: Senior
                              Vice President, Global Portfolio Management Services
                              Division; Senior Vice President, Federated Investment
                              Management Company and Passport Research, Ltd; Senior
                              Managing Director and Portfolio Manager, Prudential
                              Investments.


**    Officers do not receive any compensation from the Fund.
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Director of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.




COMMITTEES of the board
Board     Committee Members   Committee Functions                          Meetings
Committee                                                                  Held
                                                                           During
                                                                           Last
                                                                           Fiscal
                                                                           Year
Executive John F. Donahue     In between meetings of the full Board,       One
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Corporation in such manner as the
                              Executive Committee shall deem to be in
                              the best interests of the Corporation.
                              However, the Executive Committee cannot
                              elect or remove Board members, increase
                              or decrease the number of Directors,
                              elect or remove any Officer, declare
                              dividends, issue shares or recommend to
                              shareholders any action requiring
                              shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and              Four
          John T. Conroy,     recommends to the full Board the
          Jr. Nicholas P.     independent auditors to be selected to
          Constantakis        audit the Fund`s financial statements;
          Charles F.          meet with the independent auditors
          Mansfield, Jr.      periodically to review the results of the
                              audits and report the results to the full
                              Board; evaluate the independence of the
                              auditors, review legal and regulatory
                              matters that may have a material effect
                              on the financial statements, related
                              compliance policies and programs, and the
                              related reports received from regulators;
                              review the Fund`s internal audit
                              function; review compliance with the
                              Fund`s code of conduct/ethics; review
                              valuation issues; monitor inter-fund
                              lending transactions; review custody
                              services and issues and investigate any
                              matters brought to the Committee's
                              attention that are within the scope of
                              its duties.


Board ownership of shares in the fund and in the Federated family of
Investment companies AS OF DECEMBER 31, 2001
Interested Board     Dollar      Aggregate
Member Name          Range of    Dollar Range
                     Shares      of Shares
                     Owned in    Owned in
                     Fund        Federated
                                 Family of
                                 Investment
                                 Companies
John F. Donahue      None        Over $100,000
J. Christopher       None        Over $100,000
Donahue
Lawrence D. Ellis,   None        Over $100,000
M.D.

Independent Board
Member Name
Thomas G. Bigley     None        Over $100,000
John T. Conroy, Jr.  None        Over $100,000
Nicholas P.          None        Over $100,000
Constantakis
John F. Cunningham   None        Over $100,000
Peter E. Madden      None        Over $100,000
Charles F.           None        $50,001 -
Mansfield, Jr.                   $100,000
John E. Murray,      None        Over $100,000
Jr., J.D., S.J.D.
Marjorie P. Smuts    $1.00 -     Over $100,000
                     $10,00000
John S. Walsh        None        Over $100,000

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize
"economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds;
and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit
Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only fund offered by Federated.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees.
Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated
Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, (insert date of last fiscal year end), the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______ for which the Fund paid $_______ in brokerage commissions.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated
Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

Maximum                   Average Aggregate Daily
Administrative Fee        Net Assets of the
                          Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
0.075 of 1%               on assets in excess of
                          $750 million
The administrative fee received during any fiscal year shall be at least
$125,000 per portfolio and $30,000 per each additional class of Shares.
Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT Auditors
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended              2002                 2001           2000
November 30
Advisory Fee Earned             $                    $1,125,562     $1,434,772
Advisory Fee Reduction                               0              0
Advisory Fee Reimbursement                           521            233
Brokerage Commissions                                859,876        692,170
Administrative Fee                                   185,000        185,000
12b-1 Fee:
Class B Shares                                       --             --
Class C Shares                                       --             --
Shareholder Services Fee:
Class A Shares                                       --             --
Class B Shares                                       --             --
Class C Shares                                       --             --
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as:
portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and Start of Performance periods ended November 30, 2002.

                       1 Year    5 YearsStart of
                                        Performance on
                                        4/22/1994
Class A Shares:
Total Return
Before Taxes
After Taxes on
Distributions
After Taxes on
Distributions   and
Sale of Shares
                       1 Year    5 YearsStart of
                                        Performance on
                                        7/27/1995
Class A Shares:
Total Return
Before Taxes
After Taxes on
Distributions
After Taxes on
Distributions   and
Sale of Shares
                       1 Year    5 YearsStart of
                                        Performance on
                                        7/27/1995
Class A Shares:
Total Return
Before Taxes
After Taxes on
Distributions
After Taxes on
Distributions   and
Sale of Shares



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.
Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.


Morgan Stanley Capital International World Index Free
Morgan Stanley Capital International World Index reflects the stock markets of 23 developed countries, comprising 1482 securities- with values expressed in U.S. dollars.


Morgan Stanley Capital International World/Utility Index
Morgan Stanley Capital International World/Utility Index is a capitalization weighted index that monitors the performance of utility stocks from around the world.

Morgan Stanley Capital International World/Telecom Services Index
Morgan Stanley Capital International World/Telecom Services Index is a capitalization weighted index that monitors the performance of telecommunications services stocks from around the world.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks
Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Dow Jones Composite Average
Dow Jones Composite Average is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

Dow Jones World Industry Index
Dow Jones World Industry Index or its component indices, including, among others, the utility sector.

Standard & Poor's 500 Stock Index
Standard & Poor's 500 Stock Index or its component indices-is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange
Composite or component indices-unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the New York Stock
Exchange.

Financial Times Actuaries Indices
Including the FTA-World Index (and components thereof), which are based on stocks in major world equity markets.

Lipper-Mutual Fund Performance Analysis and Lipper-Fixed Income Fund
Performance Analysis
Measure of total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

Value Line Mutual Fund Survey
Published by Value Line Publishing, Inc.-analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is one, and ratings are effective for two weeks.

Mutual Fund Source Book
Published by Morningstar, Inc.-analyzes price, yield, risk, and total return for equity and fixed income funds.

CDA Mutual Fund Report
Published by CDA Investment Technologies, Inc.-analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

Value Line Index
Value Line Index is an unmanaged index which follows the stocks of approximately 1,700 companies.

Wilshire 5000 Equity Index
Represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

Historical Data
Supplied by the research departments of First Boston Corporation, the J. P.
Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith,
Smith Barney Shearson and Bloomberg L.P.

Financial Publications
The Wall Street Journal, Business Week, Changing Times, Financial World,
Forbes, Fortune and Money magazines, among others- provide performance statistics over specified time periods.

Consumer Price Index (or Cost of Living Index)
Published by the U.S. Bureau of Labor Statistics-a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Strategic Insight Mutual Fund Research and Consulting
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's  disciplined  investment  selection  process  is  rooted in sound methodologies  backed by fundamental  and technical  research.  At Federated, success in  investment  management  does not depend  solely on the skill of a
single  portfolio  manager.   It  is  a  fusion  of  individual  talents  and
state-of-the-art   industry  tools  and  resources.   Federated's  investment
process  involves  teams of portfolio  managers and analysts,  and investment decisions  are  executed by traders  who are  dedicated  to  specific  market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The
Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity  sector,  Federated has more than 31 years'  experience.  As of
December 31, 2001,  Federated managed 40 equity funds totaling  approximately
$20.7 billion in assets across growth,  value, equity income,  international,
index  and  sector  (i.e.   utility)   styles.   Federated's   value-oriented
management  style  combines   quantitative   and  qualitative   analysis  and
features a structured,  computer-assisted  composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector,  as of December 31, 2001,  Federated managed 11 money  market  funds  and 30  bond  funds  with  assets  approximating  $62.3
billion  and  $5.4  billion,   respectively.   Federated's   corporate   bond
decision  making--based on intensive,  diligent credit analysis--is backed by over  29  years  of  experience  in  the  corporate  bond  sector.  In  1972,
Federated   introduced  one  of  the  first  high-yield  bond  funds  in  the industry.  In  1983,  Federated  was  one  of  the  first  fund  managers  to participate in the asset backed  securities  market,  a market  totaling more than $209 billion.


Government Funds
In the  government  sector,  as of December  31,  2001,  Federated  managed 6 mortgage backed, 5 multi-sector  government  funds, 3  government/agency  and
19  government  money market  mutual funds,  with assets  approximating  $3.6
billion,  $2.0  billion,  $1.2  billion  and  $55.2  billion,   respectively.
Federated  trades   approximately   $90.4  billion  in  U.S.  government  and
mortgage  backed  securities  daily and places  approximately  $35 billion in
repurchase   agreements  each  day.  Federated   introduced  the  first  U.S.
government  fund to  invest  in U.S.  government  bond  securities  in  1969.
Federated  has  been a  major  force  in  the  short-  and  intermediate-term government  markets  since  1982  and  currently  manages  approximately  $50 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $18.5 billion and $34.6 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity - Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income - William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.


Mutual Fund Market
Forty-nine  percent of  American  households  are  pursuing  their  financial goals  through  mutual funds.  These  investors,  as well as  businesses  and institutions,  have  entrusted  over $6.8  trillion  to the more  than  8,157 funds available, according to the Investment Company Institute.


Federated Clients Overview
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients
Federated  meets  the  needs of  approximately  3,035  institutional  clients nationwide by managing and servicing  separate  accounts and mutual funds for a variety of purposes,  including  defined  benefit and defined  contribution programs,  cash management,  and  asset/liability  management.  Institutional
clients   include   corporations,   pension  funds,   tax  exempt   entities,
foundations/endowments,  insurance  companies,  and  investment and financial advisers.  The marketing effort to these  institutional  clients is headed by
John  B.  Fisher,   President,   Institutional   Sales  Division,   Federated
Securities Corp.


Bank Marketing
Other  institutional   clients  include  more  than  1,600  banks  and  trust
organizations.  Virtually  all of the  trust  divisions  of the top 100  bank holding  companies  use Federated  Funds in their  clients'  portfolios.  The marketing  effort to trust  clients is headed by Timothy C.  Pillion,  Senior
Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated  Funds are  available to consumers  through major  brokerage  firms
nationwide--we   have  over  2,000   broker/dealer  and  bank   broker/dealer
relationships  across the  country--supported  by more  wholesalers  than any
other   mutual   fund   distributor.   Federated's   service   to   financial
professionals  and  institutions  has  earned  it  high  ratings  in  several surveys  performed  by DALBAR,  Inc.  DALBAR is  recognized  as the  industry benchmark for service  quality  measurement.  The  marketing  effort to these firms is headed by James F. Getz,  President,  Broker/Dealer  Sales Division,
Federated Securities Corp.


FINANCIAL INFORMATION


The Financial Statements for the Fund for the fiscal year ended November
30, 2002 are incorporated herein by reference to the Annual Report to Shareholders of Federated Global Value Fund dated November 30, 2002.

(to be filed by amendment)




INVESTMENT RATINGS


Standard and Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The
CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Moody's Investors Service Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch Ratings Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.
However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o High rates of return on funds employed;

o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Fitch Ratings Commercial Paper Rating Definitions
FITCH-1-- (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-- (Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses




federated global value fund




Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Global Investment Management Corp.
175 Water Street
New York, NY 10038-4965


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072







FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND



(formerly, Federated International Growth Fund)

A Portfolio of Federated World Investment Series, Inc.



prospectus



January 31, 2003



Class A SHares
Class b shares
class c shares



A mutual fund seeking long- term growth of capital by investing primarily in foreign equity securities of companies from both developed and emerging market countries.



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    Contents
                                    Risk/Return Summary
                                    What are the Fund's Fees and Expenses?
                                    What are the Fund's Investment
                                    Strategies?
                                    What are the Principal Securities in
                                    Which the Fund Invests?
                                    What are the Specific Risks of
                                    Investing in the Fund?
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    How to Purchase Shares
                                    How to Redeem and Exchange Shares
                                    Account and Share Information
                                    Who Manages the Fund?
                                    Financial Information
Not FDIC Insured<143>May Lose Value<143>No Bank Guarantee


RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide long-term growth of capital.
Any income received is incidental. While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in equity securities of companies based in foreign countries. The Fund's portfolio is managed using a core blend of growth and value style stock selection.
The Adviser's process for selecting investments combines different analytical and valuation techniques according to investment style. In the growth style, the Adviser seeks to purchase stocks of companies that it expects will rapidly increase earnings or cash flows in the future. In the value style, the Adviser seeks to purchase undervalued stocks that may significantly increase in price as the market recognizes the company's true value.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

   o Currency Risks. Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the U.S.

   o Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

   o Liquidity Risks. The non-investment grade securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

   o Emerging Markets Risks. The Fund invests in emerging as well as developed markets in Asia and the Pacific Rim. Countries in emerging markets can have relatively unstable government economies based on only a few industries, and securities markets that trade a small number of issues.

   o Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency.



Risk/Return Bar Chart and Table




WHAT ARE THE FUND'S FEES AND EXPENSES?



WHAT ARE THE FUND'S INVESTMENT STRATEGIES?


The Fund pursues its investment objective by investing primarily in equity securities of companies based in foreign countries. The Fund's portfolio will normally be a core blend of growth and value stocks of companies from both developed and emerging market countries.
      The Fund is intended to represent foreign equities in a broader global equity and fixed-income portfolio.
      The Adviser actively manages the Fund's portfolio seeking total returns in excess of the Fund's benchmark index: the MSCI-ACWI FREE. The
MSCI-ACWI FREE Index represents 48 developed and emerging markets around the world that, collectively, comprise virtually all of the foreign equity stock markets. Because the Adviser is free to seek relative value opportunities among markets and sectors, as well as between investment styles, the Fund seeks to provide substantially all of the active management opportunities represented by foreign equities in a single managed portfolio.
      The performance of the Fund should be evaluated against the MSCI-ACWI
FREE, or any other benchmark, over long periods of time. The high volatility of some foreign markets means that even small differences in time periods for comparison can have a substantial impact on returns. There can be no assurances that the Adviser will be successful in achieving investment returns in excess of the MSCI-ACWI FREE.
      The Adviser's process for selecting investments combines different analytical and valuation techniques according to investment style. In the growth style, the Adviser seeks to purchase stocks of companies that it expects will rapidly increase earnings or cash flows in the future. The
Adviser selects growth stocks through fundamental research and analysis of companies by skilled portfolio managers (bottom-up research). While the Adviser also considers the potential impact of economic and market cycles
(top-down) in various markets, bottom-up research is the primary driver of stock selection because the Adviser believes this approach provides a greater opportunity for its expertise, experience and skill to create excess returns.
      In the value style, the Adviser seeks to purchase undervalued stocks that the Adviser expects may significantly increase in price as the market recognizes the company's true value. The Adviser identifies value stocks by first screening the universe of available stocks to identify those companies with relatively low price/book value or price/earnings ratios, as well as other indicators of relative value, such as dividend yield. After identifying investment candidates, the Adviser performs fundamental research and analysis to select stocks.
      The Adviser employs a team approach to fundamental analysis. The
Adviser continuously seeks to identify the countries, sectors and industries where fundamental analysis is most effective at forecasting returns and then to develop expertise in those areas. Analysts and portfolio managers specialize in different sectors and industries, and then support each other in stock selection. Based on this analysis support, senior portfolio managers then independently make stock selection decisions.
      By blending growth and value styles, the Adviser seeks to provide capital appreciation with lower overall portfolio volatility than a portfolio of only growth stocks. The Adviser attempts to manage the risk of relative underperformance of the stocks of growth companies in down markets by seeking to purchase growth stocks at reasonable prices. The Adviser manages the portfolio's exposure to random or unpredictable events that may adversely affect individual companies, or the risk that the Adviser is otherwise wrong in its analysis of any particular company, through portfolio diversification. There is no assurance these strategies will be successful in reducing portfolio risk.
      While the Adviser does not take concentrated positions in individual stocks, the Adviser may emphasize business sectors or certain countries in the Fund's portfolio because they exhibit stronger growth potential, or the Adviser believes it has greater skill (or fundamental analysis is more effective) in picking stocks in those sectors or countries.
      The Fund is not limited in the portion of its assets that it invests in foreign companies based in either developed markets or in emerging markets. Further, the Fund is not limited in the portion of its investments that are denominated in either foreign currency or in U.S.
dollars. From time to time, the Fund may hedge a portion of its currency risk by using derivatives such as futures or forward contracts. Currency hedges can protect against price movements in a security that a fund owns that are attributable to changes in the value of the currency in which the security is denominated. Hedging may reduce gains or cause losses to the Fund if the hedged currency moves in a different manner than the Adviser anticipated or if the cost of the hedge outweighs its value. It is anticipated that the majority of the Fund's portfolio will not be hedged and will therefore remain subject to currency risk.


Portfolio Turnover
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Temporary Defensive Investments
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions.
This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


The principal securities in which the Fund invests are:


FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United
States. The Fund considers an issuer to be based outside the United States if:
o it is organized under the laws of, or has a principal office located in, another country;

   o the principal trading market for its securities is in another country; or

   o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with equity securities, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the underlying funds may invest and in which the Fund may directly invest.

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the Untied States may issue securities comparable to common or preferred stock.

Depositary Receipts
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American
Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global
Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the underlying fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

The specific risks associated with foreign securities are as follows:

STOCK MARKET RISKS
The foreign exchanges on which foreign securities may be listed for trading may be less developed technologically or less regulated than those in the United States, possibly increasing the volatility and decreasing the efficiency of those markets. In addition, the value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.
  The Adviser attempts to limit market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

CURRENCY RISKS
Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
  The Adviser attempts to limit currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.
Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S.
companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S.
companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.
  Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United
States or in other foreign countries. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

EMERGING MARKET RISKS
Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

LIQUIDITY RISKS
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

RISKS RELATED TO COMPANY SIZE
The Fund invests in underlying Funds which, in turn, invest in companies with various market capitalizations, including small companies with less than $1.5 billion in market capitalization. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

WHAT DO SHARES COST?

You can purchase, redeem or exchange Shares any day the New York Stock
Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge
(public offering price).

If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


                                               Maximum Sales Charge
 Shares Offered          Minimum               Front-End      Contingent
                         Initial/Subsequent    Sales          Deferred
                         Investment            Charge2        Sales Charge3
                         Amounts1
 Class A                 $1,500/$100           5.50%          0.00%
 Class B                 $1,500/$100           None           5.50%
 Class C                 $1,500/$100           None           1.00%
1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment
professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.
Orders for $250,000 or more will be invested in Class A Shares instead of
Class B Shares to maximize your return and minimize the sales charges and marketing fees.  Accounts held in the name of an investment professional may be treated differently.  After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A
Shares on or about the last day of the following month.  This conversion is a non-taxable event.
2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."
3  See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE
Class A Shares
Purchase Amount                    Sales Charge  as      Sales Charge  as
                                   a Percentage  of      a Percentage  of
                                   Public  Offering      NAV
                                   Price
Less than $50,000                  5.50%                 5.82%
$50,000 but less than              4.50%                 4.71%
$100,000
$100,000 but less than             3.75%                 3.90%
$250,000
$250,000 but less than             2.50%                 2.56%
$500,000
$500,000 but less than $1          2.00%                 2.04%
million
$1 million or greater1             0.00%                 0.00%
1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced or eliminated by:

o purchasing Shares in greater quantities to reduce the applicable sales charge;

o combining concurrent purchases of Shares:

o     by you, your spouse, and your children under age 21; or
  o of the same share class of two or more Federated Funds (other than money market funds);
o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

o     within 120 days of redeeming Shares of an equal or greater amount;

o by exchanging shares from the same share class of another Federated Fund
  (other than a money market fund);

o through wrap accounts or other investment programs where you pay the investment professional directly for services;

o through investment professionals that receive no portion of the sales charge;

o as a Federated Life Member (Class A Shares only) and their immediate family members; or

o as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.


SALES CHARGE WHEN YOU REDEEM
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares (Purchase amount of $1 million or
greater):
A CDSC of 0.75% of the redemption amount applies to
Class A Shares redeemed up to 24 months after purchase
under certain investment programs where an investment
professional received an advance payment on the
transaction.
Class B Shares:
Shares Held Up To:                                 CDSC
1 Year                                             5.50%
2 Years                                            4.75%
3 Years                                            4.00%
4 Years                                            3.00%
5 Years                                            2.00%
6 Years                                            1.00%
7 Years or More                                    0.00%
Class C Shares:
You will pay a 1% CDSC if you redeem Shares within one
year of the purchase date.


If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.


You will not be charged a CDSC when redeeming Shares:

o     purchased with reinvested dividends or capital gains;

o purchased within 120 days of redeeming Shares of an equal or lesser amount;

o that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

o purchased through investment professionals who did not receive advanced sales payments;

o if, after you purchase Shares, you become disabled as defined by the IRS;

o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

o if your redemption is a required retirement plan distribution; or

o upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o     Shares that are not subject to a CDSC; and

o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.


HOW IS THE FUND SOLD?

The Fund offers three share classes: Class A, Class B and Class C Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.


Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal
Reserve wire or check) you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o     Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
o     Establish your account with the Fund by submitting a completed New
  Account Form; and

o Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder
Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.


THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional
Shares on a regular basis by completing the SIP section of the New Account
Form or by contacting the Fund or your investment professional.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.


HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone
You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's
NAV.


By Mail
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
All requests must include:

o     Fund Name and Share Class, account number and account registration;

o amount to be redeemed or exchanged;

o signatures of all shareholders exactly as registered; and

o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;

o a redemption is payable to someone other than the shareholder(s) of record; or

o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud.
Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member.
A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record.
The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o     to allow your purchase to clear;

o during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes.
This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGE
You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o     ensure that the account registrations are identical;

o meet any minimum initial investment requirements; and

o receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The
Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders.
If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other
Federated funds.

In an effort to deter shareholders from using repeated exchanges to take advantage of short-term market movements (also known as "market timing"), after July 30, 2001, Shares acquired through an exchange may not be exchanged again (a "Subsequent Exchange") for a period of 15 days. The
Fund will not process any request for a Subsequent Exchange made during the 15-day period. The rights of Shareholders to redeem their Shares are not affected by this provision.


SYSTEMATIC WITHDRAWALEXCHANGE PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account
Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.


Systematic Withdrawal Program (SWP) On Class B Shares
You will not be charged a CDSC on SWP redemptions if:

o     you redeem 12% or less of your account value in a single year;

o you reinvest all dividends and capital gains distributions; and

o your account has at least a $10,000 balance when you establish the SWP.
  (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.
You can redeem monthly, quarterly, or semi-annually.

For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges
(except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends annually to shareholders.
Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The
Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.



 The Fund's portfolio managers are:

Stephen F. Auth
Stephen F. Auth has been the Fund's Portfolio Manager since May 2000. Mr.
Auth joined Federated in May 2000 as Senior Vice President and Director of
Global Portfolio Management of the Fund's Adviser. From 1985 through March
2000, Mr. Auth was employed with Prudential Investments, a unit of Prudential Insurance Company of America, where he served as a Portfolio
Manager since September 1991 and also as Senior Managing Director. Mr. Auth is a Chartered Financial Analyst. He earned a Bachelors Degree from
Princeton University and an M.B.A. from Harvard University.



Regina Chi
Regina Chi has been the Fund's Portfolio Manager since May 2002. Ms. Chi joined Federated in August 1999 as a Senior Investment Analyst and became an Assistant Vice President of the Fund's Adviser in July 2000. Ms. Chi was previously employed with Clay Finlay, Inc., where she served as a Vice
President/Portfolio Manager from July 1997 to July 1999 and as a Research
Analyst from June 1994 to July 1997. Ms. Chi earned her B.A. in economics and philosophy from Columbia University.




Advisory Fees

The Adviser receives an annual investment advisory fee of 1.25% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual
Report.



A Statement of Additional Information (SAI) dated January 31,2003 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available.
The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual
Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call
1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-7141

Cusip 31428U813
Cusip 31428U797
Cusip 31428U789


G02118-01-ABC (1/03)



FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND



(formerly Federated International Growth Fund)

A Portfolio of Federated World Investment Series, Inc.



Statement of additional Information

january 31, 2003



class A shares
class b shares
class c shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated International
Capital Appreciation Fund (Fund), dated January 31, 2003.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption in Kind
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to
                                    the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Addresses
G02118-02 (1/03)


HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated World Investment Series,
Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. The
Corporation changed its name from World Investment Series, Inc. to Federated World Investment Series, Inc. on January 19, 2000. The Fund changed its name from Federated International Growth Fund to Federated
International Capital Appreciation Fund on August 7, 2002.

The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares
(Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Global Investment Management Corp. (Adviser).



WHAT ARE THE FUND'S INVESTMENT STRATEGIES?
The Fund provides exposure to equity securities of companies based in foreign countries. A company is based in a foreign country if:
o it is organized under the laws of, or has a principal office located in, a country other than the U.S.;
o  the principal trading market for its securities is outside the U.S.; or
o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its gross revenue or profit from goods produced, services performed, or sales made outside the U.S.
The Fund is intended to represent foreign equities in a broader global equity and fixed-income portfolio. Adding international exposure to a U.S.
equity portfolio through the Fund may benefit the portfolio by either increasing portfolio returns or reducing portfolio risk, or both, over longer periods of time. Differences across countries and regions in factors such as political orientation and structure, geographic location, language and cultural factors, regulatory and accounting practices and tax laws, as opposed to sector and company considerations, create unique investing opportunities among countries and regions. These differences also reduce correlation of returns among portfolio holdings caused by global economic, sector and industry factors, and thereby reduce a broader portfolio's overall risk.
The Adviser actively manages the Fund's portfolio seeking total returns over longer time periods in excess of the MSCI-ACWI FREE. The Index presently seeks to capture 60% of the total market capitalization of each country in the Index by industry. In May of 2002, the index will aim to capture 85% of the free float adjusted market capitalization of each country by industry.
The Adviser's process for selecting investments combines different analytical and valuation techniques according to investment style.
The Adviser's key buy criteria for a growth stock include quality of company management, industry leadership, high growth in sales and earnings, and reasonable valuation.
The Adviser's key buy criteria for a value stock include relatively low market price, quality of company management, industry leadership, and presence of a catalyst for higher market valuation.
Most stocks, whether growth or value, are assigned a price target, and the stocks with greatest appreciation potential are selected for the Fund's portfolio, subject to a variety of other factors including country and industry exposures and overall risk management considerations.
Similarly, the Adviser has a sell discipline. As a stock's appreciation potential declines, either because the company's fundamentals have eroded or because the stock's price has risen, the Adviser may sell the stock and replace it with new companies with higher appreciation potential.
The Adviser employs a team approach to fundamental analysis. The Adviser is managed to ensure that its portfolio managers and analysts have access to all the resources of the organization and to facilitate their working together to utilize each others' strengths. The Adviser's staff work together closely to (1) share information, (2) retrospectively evaluate the performance of their stock picks in order to identify their respective capabilities, and (3) prospectively select securities and engage in theme and idea generation.
The Adviser expects that, normally, the Fund's portfolio will consist primarily of equity securities of developed and emerging market countries and that the Fund's investments will be denominated in foreign currencies.


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Interests in Other Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.
Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund invests.

Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The
United States supports some GSEs with its full, faith and credit. Other
GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
Investors regard agency securities as having low credit risks, but not as low as treasury securities.
  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely amount issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking
(senior) debt securities have a higher priority than lower ranking
(subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Convertible Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price.
The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.
  Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.
  The Fund may trade in the following types of derivative contracts.
FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.
Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.
The Fund may buy or sell the following types of futures contracts: foreign currency, securities and securities indices.

CURRENCY HEDGING
From time to time the Fund may hedge a portion of its currency risk by using derivatives such as futures or forward contracts. Currency hedges can protect against price movements in a security that a fund owns that are attributable to changes in the value of the currency in which the security is denominated. Hedging may reduce gains or cause losses to the Fund if the hedged currency moves in a different manner then the Adviser anticipated or if the cost of the hedge outweighs its value. It is anticipated that the majority of the Fund's portfolio will not be hedged and will therefore remain subject to currency risk.
OPTIONS
Options are rights to buy or sell an underlying asset for a specified price
(the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. The
Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.
  The Fund may write covered call options on all or any portion of its portfolio to generate income from premiums. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.
HYBRID INSTRUMENTS
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
  The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.



Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.





SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations.
Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Hedging
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivative contracts with different terms.
Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.
Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's
Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The
Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.
Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The
Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Bond Market Risks
o     Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o     Interest rate changes have a greater effect on the price of a fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks
o     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o     Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

         o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S.
            Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

         o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Fundamental INVESTMENT Objective and Policies

Fundamental INVESTMENT Objective
The Fund's investment objective is to provide long-term growth of capital.
The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS
The following limitations and guidelines are considered at the time of purchase under normal market conditions and are based on a percentage of the Fund's net assets unless otherwise noted.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act").

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, provided that the Fund may concentrate its investments in investment company securities. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Investing in Commodities
The Fund may not purchases or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under the circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United
States or its agencies or instrumentalities, and repurchase agreements collateralized by such U.S. securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.
  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material changes in these limitations becomes effective.

CONCENTRATION
In applying the concentration restriction: (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. Foreign securities will not be excluded from industry concentration limits. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."


Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Commodities
As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in Foreign Securities
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the
Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.
Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.
Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.
If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


 REDUCING OR eliminating THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows:


Quantity Discounts
Larger purchases of the same Share class reduce the sales charge you pay.
You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases
If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases
You can combine concurrent purchases of the same share class of two or more
Federated Funds in calculating the applicable sales charge.


Letter of Intent Class A Shares
You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


Reinvestment Privilege
You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.


Purchases by Affiliates of the Fund
The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

o any associated person of an investment dealer who has a sales agreement with the Distributor; and

o trusts, pension or profit-sharing plans for these individuals.


Federated Life Members
Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

o through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

o as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE
These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o     following the death or post-purchase disability, as defined in
  Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o representing minimum required distributions from an Individual Retirement
  Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

o of Shares that represent a reinvestment within 120 days of a previous redemption;

o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and


Class B Shares Only
o     which are qualifying redemptions of Class B Shares under a Systematic
  Withdrawal Program.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.


FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales.
The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The
Distributor retains any portion not paid to an investment professional.


RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule
12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of
Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or
Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases Shares, the investment professional may receive:

o an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.


Class A Shares
Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

Amount              Advance
                    Payments  as a
                    Percentage of
                    Public Offering
                    Price
First $1 - $5       0.75%
million
Next $5 - $20       0.50%
million
Over $20 million    0.25%
For accounts with assets over $1 million, the dealers advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.
The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940
Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding Shares of all series entitled to vote.

  As of January xx, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares:
  As of January xx, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares:
  As of January xx, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares:
  (to be filed by amendment)


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.


FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS

BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund
(i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA. The Corporation comprises seven portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term;
and also serves as a Board member of the following investment company complexes: Banknorth Funds-five portfolios; CCMI Funds-two portfolios;
Regions Funds-eight portfolios; Riggs Funds-nine portfolios; and WesMark
Funds-five portfolios.

As of January xx, 2003, the Fund's Board and Officers as a group owned
[approximately (insert # of shares) (___%)] [less than 1%] of the Fund's outstanding Class A, B and C, Shares.


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INTERESTED Directors BACKGROUND AND COMPENSATION

Name Birth Date       Principal Occupation(s) for Past   Aggregate     Total
Address Positions     Five Years, Other Directorships    Compensation  Compensation
Held with             Held and Previous Positions        From          From
Corporation Date                                         Corporation   Corporation
Service Began                                            (past         and Federated
                                                         fiscal year)  Fund Complex
                                                                       (past calendar
                                                                       year)
John F. Donahue*      Principal Occupations: Chief       $0            $0
Birth Date: July      Executive Officer and Director
28, 1924 CHAIRMAN     or Trustee of the Federated Fund
AND DIRECTOR Began    Complex; Chairman and Director,
serving: January      Federated Investors, Inc.;
1994                  Chairman, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research,
                      Ltd.  Previous Positions:
                      Trustee, Federated Investment
                      Management Company and Chairman
                      and Director, Federated
                      Investment Counseling.

J. Christopher        Principal Occupations: President   $0            $0
Donahue* Birth        or Executive Vice President of
Date: April 11,       the Federated Fund Complex;
1949 PRESIDENT AND    Director or Trustee of some of
DIRECTOR Began        the Funds in the Federated Fund
serving: January      Complex; President, Chief
2000                  Executive Officer and Director,
                      Federated Investors, Inc.;
                      President, Chief Executive
                      Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.
                      Previous Position: President,
                      Federated Investment Counseling.

Lawrence D. Ellis,    Principal Occupations: Director    $000.00       $117,117.17
M.D.* Birth Date:     or Trustee of the Federated Fund
October 11, 1932      Complex; Professor of Medicine,
3471 Fifth Avenue     University of Pittsburgh;
Suite 1111            Medical Director, University of
Pittsburgh, PA        Pittsburgh Medical Center
DIRECTOR Began        Downtown; Hematologist,
serving: January      Oncologist and Internist,
1994                  University of Pittsburgh Medical
                      Center.  Other Directorships
                      Held: Member, National Board of
                      Trustees, Leukemia Society of
                      America.  Previous Positions:
                      Trustee, University of
                      Pittsburgh; Director, University
                      of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT directors BACKGROUND AND COMPENSATION

Name Birth Date       Principal Occupation(s) for Past   Aggregate     Total
Address Positions     Five Years, Other Directorships    Compensation  Compensation
Held with             Held and Previous Positions        From          From
Corporation Date                                         Corporation   Corporation
Service Began                                            (past         and Federated
                                                         fiscal        Fund Complex
                                                         year)
Thomas G. Bigley      Principal Occupation: Director     $000.00       $128,847.72
Birth Date:           or Trustee of the Federated Fund
February 3, 1934 15   Complex.  Other Directorships
Old Timber Trail      Held: Director, Member of
Pittsburgh, PA        Executive Committee, Children's
DIRECTOR Began        Hospital of Pittsburgh;
serving: November     Director, Member of Executive
1994                  Committee, University of
                      Pittsburgh.  Previous Position:
                      Senior Partner, Ernst & Young
                      LLP.

John T. Conroy, Jr.   Principal Occupations: Director    $000.00       $128,847.66
Birth Date: June      or Trustee of the Federated Fund
23, 1937 Grubb &      Complex; Chairman of the Board,
Ellis/Investment      Investment Properties
Properties            Corporation; Partner or Trustee
Corporation 3838      in private real estate ventures
Tamiami Trail N.      in Southwest Florida.   Previous
Naples, FL DIRECTOR   Positions: President, Investment
Began serving:        Properties Corporation; Senior
January 1994          Vice President, John R. Wood and
                      Associates, Inc., Realtors;
                      President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

Nicholas P.           Principal Occupation: Director     $000.00       $126,923.53
Constantakis Birth    or Trustee of the Federated Fund
Date: September 3,    Complex; Partner, Andersen
1939 175 Woodshire    Worldwide SC (prior to 9/1/97).
Drive Pittsburgh,     Other Directorships Held:
PA DIRECTOR Began     Director, Michael Baker
serving: February     Corporation (engineering and
1998                  energy services worldwide).

John F. Cunningham    Principal Occupation: Director     $000.00       $115,368.16
Birth Date: March     or Trustee of the Federated Fund
5, 1943 353 El        Complex.  Other Directorships
Brillo Way Palm       Held: Chairman, President and
Beach, FL DIRECTOR    Chief Executive Officer,
Began serving:        Cunningham & Co., Inc.
January 1999          (strategic business consulting);
                      Trustee Associate, Boston
                      College.  Previous Positions:
                      Director, Redgate Communications
                      and EMC Corporation (computer
                      storage systems); Chairman of
                      the Board and Chief Executive
                      Officer, Computer Consoles,
                      Inc.; President and Chief
                      Operating Officer, Wang
                      Laboratories; Director, First
                      National Bank of Boston;
                      Director, Apollo Computer, Inc.

Peter E. Madden       Principal Occupation: Director     $000.00       $117,117.14
Birth Date: March     or Trustee of the Federated Fund
16, 1942 One Royal    Complex; Management
Palm Way 100 Royal    Consultant.   Previous
Palm Way Palm         Positions: Representative,
Beach, FL DIRECTOR    Commonwealth of Massachusetts
Began serving:        General Court; President, State
January 1994          Street Bank and Trust Company
                      and State Street Corporation
                      (retired); Director, VISA USA
                      and VISA International; Chairman
                      and Director, Massachusetts
                      Bankers Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

Charles F.            Principal Occupations: Director    $000.00       $128,847.66
Mansfield, Jr.        or Trustee of the Federated Fund
Birth Date: April     Complex; Management Consultant;
10, 1945 80 South     Executive Vice President, DVC
Road Westhampton      Group, Inc. (marketing,
Beach, NY DIRECTOR    communications and technology)
Began serving:        (prior to 9/1/00).  Previous
January 1999          Positions: Chief Executive
                      Officer, PBTC International
                      Bank; Partner, Arthur Young &
                      Company (now Ernst & Young LLP);
                      Chief Financial Officer of
                      Retail Banking Sector, Chase
                      Manhattan Bank; Senior Vice
                      President, HSBC Bank USA
                      (formerly, Marine Midland Bank);
                      Vice President, Citibank;
                      Assistant Professor of Banking
                      and Finance, Frank G. Zarb
                      School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations:  Director    $000.00      $117,117.14
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica &
Duquesne University   Murray.  Other Directorships
Pittsburgh, PA        Held: Director, Michael Baker
DIRECTOR Began        Corp. (engineering,
serving: February     construction, operations and
1995                  technical services).  Previous
                      Positions: President, Duquesne
                      University; Dean and Professor
                      of Law, University of Pittsburgh
                      School of Law; Dean and
                      Professor of Law, Villanova
                      University School of Law.

Marjorie P. Smuts     Principal Occupations:  Director    $000.00      $117,117.17
Birth Date: June      or Trustee of the Federated Fund
21, 1935 4905         Complex; Public
Bayard Street         Relations/Marketing
Pittsburgh, PA        Consultant/Conference
DIRECTOR Began        Coordinator.  Previous
serving: January      Positions: National
1994                  Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

John S. Walsh Birth   Principal Occupations:  Director    $000.00      $117,117.17
Date: November 28,    or Trustee of the Federated Fund
1957 2604 William     Complex; President and Director,
Drive Valparaiso,     Heat Wagon, Inc. (manufacturer
IN DIRECTOR Began     of construction temporary
serving: January      heaters); President and
1999                  Director, Manufacturers
                      Products, Inc. (distributor of
                      portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.
                      Other Directorships Held:
                      Director, Walsh & Kelly, Inc.
                      (heavy highway contractor).
                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.




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

OFFICERS**

Name Birth Date Address       Principal Occupation(s) and Previous Positions
Positions Held with
Corporation
Edward C. Gonzales Birth      Principal Occupations: President, Executive Vice
Date: October 22, 1930        President and Treasurer of some of the Funds in the
EXECUTIVE VICE PRESIDENT      Federated Fund Complex; Vice Chairman, Federated
                              Investors, Inc.; Trustee, Federated Administrative
                              Services.   Previous Positions: Trustee or Director of
                              some of the Funds in the Federated Fund Complex; CEO
                              and Chairman, Federated Administrative Services; Vice
                              President, Federated Investment Management Company,
                              Federated Investment Counseling, Federated Global
                              Investment Management Corp. and Passport Research,
                              Ltd.; Director and Executive Vice President, Federated
                              Securities Corp.; Director, Federated Services Company;
                              Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth       Principal Occupations: Executive Vice President and
Date: October 26, 1938        Secretary of the Federated Fund Complex; Executive Vice
EXECUTIVE VICE PRESIDENT AND  President, Secretary and Director, Federated Investors,
SECRETARY                     Inc.  Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

Richard J. Thomas Birth       Principal Occupations: Treasurer of the Federated Fund
Date: June 17, 1954 TREASURER Complex; Senior Vice President, Federated
                              Administrative Services.   Previous Positions: Vice
                              President, Federated Administrative Services; held
                              various management positions within Funds Financial
                              Services Division of Federated Investors, Inc.

Richard B. Fisher Birth       Principal Occupations: President or Vice President of
Date: May 17, 1923 VICE       some of the Funds in the Federated Fund Complex; Vice
CHAIRMAN                      Chairman, Federated Investors, Inc.; Chairman,
                              Federated Securities Corp.  Previous Positions:
                              Director or Trustee of some of the Funds in the
                              Federated Fund Complex; Executive Vice President,
                              Federated Investors, Inc. and Director and Chief
                              Executive Officer, Federated Securities Corp.
Stephen F. Auth Birth Date:   Principal Occupations: Chief Investment Officer of this
September 3, 1956 CHIEF       Fund and various other Funds in the Federated Fund
INVESTMENT OFFICER            Complex; Executive Vice President, Federated Investment
                              Counseling, Federated Global Investment Management
                              Corp., Federated Investment Management Company and
                              Passport Research, Ltd.;   Previous Positions: Senior
                              Vice President, Global Portfolio Management Services
                              Division; Senior Vice President, Federated Investment
                              Management Company and Passport Research, Ltd; Senior
                              Managing Director and Portfolio Manager, Prudential
                              Investments.
**    Officers do not receive any compensation from the Fund.
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and
Assistant Secretary of Federated  and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of
Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12,
2000. Mr. John E. Murray, Jr., an Independent Director of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's
Board that affects Mr. Murray personally.


COMMITTEES of the board
Board     Committee Members   Committee Functions                      Meetings
Committee                                                                Held
                                                                         During
                                                                         Last
                                                                         Fiscal
                                                                         Year
Executive John F. Donahue     In between meetings of the full Board,     One
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Corporation in such manner as the
                              Executive Committee shall deem to be in
                              the best interests of the Corporation.
                              However, the Executive Committee cannot
                              elect or remove Board members, increase
                              or decrease the number of Directors,
                              elect or remove any Officer, declare
                              dividends, issue shares or recommend to
                              shareholders any action requiring
                              shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and              Four
          John T. Conroy,     recommends to the full Board the
          Jr. Nicholas P.     independent auditors to be selected to
          Constantakis        audit the Fund`s financial statements;
          Charles F.          meet with the independent auditors
          Mansfield, Jr.      periodically to review the results of the
                              audits and report the results to the full
                              Board; evaluate the independence of the
                              auditors, review legal and regulatory
                              matters that may have a material effect
                              on the financial statements, related
                              compliance policies and programs, and the related reports received from regulators;
                              review the Fund`s internal audit
                              function; review compliance with the
                              Fund`s code of conduct/ethics; review
                              valuation issues; monitor inter-fund
                              lending transactions; review custody
                              services and issues and investigate any
                              matters brought to the Committee's
                              attention that are within the scope of
                              its duties.


Board ownership of shares in the fund and in the Federated family of Investment companies AS OF dECEMBER 31, 2001
Interested Board     Dollar      Aggregate
Member Name          Range of    Dollar Range
                     Shares      of Shares
                     Owned in    Owned in
                     Fund        Federated
                                 Family of
                                 Investment
                                 Companies
John F. Donahue      None        Over $100,000
J. Christopher       None        Over $100,000
Donahue
Lawrence D. Ellis,   None        Over $100,000
M.D.

Independent Board
Member Name
Thomas G. Bigley     None        Over $100,000
John T. Conroy, Jr.  None        Over $100,000
Nicholas P.          None        Over $100,000
Constantakis
John F. Cunningham   None        Over $100,000
Peter E. Madden      None        Over $100,000
Charles F.           None        $50,001 -
Mansfield, Jr.                   $100,000
John E. Murray,      None        Over $100,000
Jr., J.D., S.J.D.
Marjorie P. Smuts    $1.00 -     Over $100,000
                     $10,00000
John S. Walsh        None        Over $100,000

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only fund offered by Federated.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

Maximum                   Average Aggregate Daily
Administrative Fee        Net Assets of the
                          Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
0.075 of 1%               on assets in excess of
                          $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT Auditors
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended              2002                 2001           2000
November 30
Advisory Fee Earned             $                    $              $
Advisory Fee Reimbursement                           72             0
Brokerage Commissions                                               90
Administrative Fee                                   185,000        185,000
12b-1 Fee:
Class A Shares                  $                    --             --
Class B Shares                  $                    --             --
Class C Shares                  $                    --             --
Shareholder Services Fee:
Class A Shares                  $                    --             --
Class B Shares                  $                    --             --
Class C Shares                  $                    --             --

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and Start of Performance periods ended November 30, 2002.

                    1 Year    5 YearsStart of
                                     Performance on
                                     7/1/1997
Class A Shares
Total Return
Before Taxes
After Taxes on
Distributions
After Taxes on
Distributions   and
Sale of Shares
                    1 Year    5 YearsStart of
                                     Performance on
                                     7/1/1997
Class B Shares
Total Return
Before Taxes
After Taxes on
Distributions
After Taxes on
Distributions   and
Sale of Shares
                    1 Year    5 YearsStart of
                                     Performance on
                                     7/1/1997
Class C Shares
Total Return
Before Taxes
After Taxes on
Distributions
After Taxes on
Distributions   and
Sale of Shares

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.
Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Morgan Stanley Capital International-Europe, Australasia, and Far East
(EAFE) Index
Morgan Stanley Capital International-Europe, Australasia, and Far East
(EAFE) Index a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.


Morgan Stanley Capital International All Country World Index Free
The MSCI-AWCI Ex. US Index represents 48 developed and emerging markets around the world that collectively comprise virtually all of the foreign equity stock markets.


Morgan Stanley Capital International Latin America Emerging Market Indices Morgan Stanley Capital International Latin America Emerging Market Indices includes the Morgan Stanley Emerging Markets Free Latin America Index (which excludes Mexican banks and securities companies which cannot be purchased by foreigners) and the Morgan Stanley Emerging Markets Global Latin America Index. Both indices include 60% of the market capitalization of the following countries: Argentina, Brazil, Chile, and Mexico. The indices are weighted by market capitalization and are calculated without dividends reinvested.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500) Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

Financial Times Actuaries/Standard and Poor's World
(ex-U.S.) Mid/Small Cap Index
A total return, market cap-weighted index of companies from 25 countries.

Financial Times Actuaries Indices
Financial Times Actuaries Indices includes the FTA-World Index (and components thereof), which are based on stocks in major world equity markets.

Morningstar, Inc.
Morningstar, Inc. an independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk- adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $18.5 billion and $34.6 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity - Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income - William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.


Mutual Fund Market
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.


Federated Clients Overview
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients
Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.



FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended November 30, 2002 are incorporated herein by reference to the Annual Report to Shareholders of Federated International Capital Appreciation Fund dated November 30, 2002.

(to be filed by amendment)


INVESTMENT RATINGS


Standard and Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Moody's Investors Service Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch Ratings Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o High rates of return on funds employed;

o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch Ratings Commercial Paper Rating Definitions
FITCH-1-- (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-- (Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

Federated International Capital Appreciation fund

Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Global Investment Management Corp.
175 Water Street
New York, NY 10038-4965


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072









PART C.    OTHER INFORMATION.

Item 23.    Exhibits:

            (a)  (i)  Conformed copy of Articles of Incorporation of the
                      Registrant; (1)
                 (ii) Conformed copy of Amendment No. 5 to the Articles of
                      Incorporation of the Registrant; (5)
                (iii) Conformed copy of Amendment No. 7 to the Articles of
                      Incorporation of the Registrant; (15)
(iv)  Conformed copy of Amendment No. 8 to the Articles of
                      Incorporation of the Registrant; (15)
(v)   Conformed copy of Amendment No. 9 to the Articles of
                      Incorporation of the Registrant; (16)
(vi)  Conformed copy of Amendment No. 10 to the Articles of
                      Incorporation of the Registrant; (17)
(vii) Conformed copy of Amendment No. 11 to the Articles of
                      Incorporation of the Registrant; (17)
               (viii) Conformed copy of Amendment No. 12 to the Articles of
                      Incorporation of the Registrant; (18)
            (b)  (i)  Copy of By-Laws of the Registrant; (1)
                 (ii) Copy of Amendment No. 1 to the By-Laws of the
                      Registrant;(15)
                 (iii)Copy of Amendment No. 2 to the By-Laws of the
                      Registrant; (15)
                 (iv) Copy of Amendment No. 3 to the By-Laws of the
                      Registrant; (15)
                           (c)  (i)        Copies of Specimen Certificates
                      for Shares of Beneficial Interest of Federated World Utility Fund, Federated Asia Pacific Growth Fund, Federated Emerging Markets Fund, Federated European Growth Fund and Federated International Small Company Fund; (7)
                 (ii) Copies of Specimen Certificates for Shares Beneficial
                      Interest of Federated International High Income Fund;
                      (8)
________________________________________________
+   All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-52149 and 811-7141)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 1, 1999 (File Nos. 33-52149 and 811-7141)
16. Response is incorporated by reference to Registrant's
    Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999. (File Nos. 33-52149 and 811-7141)
17. Response is incorporated by reference to Registrant's
    Post-Effective Amendment No. 20 on Form N-1A filed March 31, 2000. (File Nos. 33-52149 and 811-7141)
18. Response is incorporated by reference to Registrant's
    Post-Effective Amendment No. 21 on Form N-1A filed November 27, 2000. (File Nos. 33-52149 and 811-7141)

            (d)  (i)  Conformed copy of Investment Advisory Contract of the
                      Registrant through and including Exhibit F; (5)
(ii)  Conformed copy of Assignment of Investment Advisory
                      Contract; (5)
                 (iii)Conformed copy of Exhibit G to Investment Advisory Contract of the Registrant; (8)
                 (iv) Conformed copy of Exhibit H to Investment Advisory Contract of the Registrant; (10)
                  (v) Conformed copy of Exhibit I to Investment Advisory
                      Contract of the Registrant; (13)
                (vi) Conformed copy of Exhibit J to Investment Advisory Contract of the Registrant; (14)
                (vii) Conformed copy of Exhibit K to Investment Advisory
                      Contract of the Registrant; (14)
(viii)      Conformed copy of Sub-Advisor Agreement for Federated
                      Global Equity Fund; (19)
            (e) (i) Conformed copy of Distributor's Contract of the Registrant through and including Exhibit S; (5)
(ii)  Conformed copy of Exhibit T to Distributor's Contract of the
                      Registrant; (8)
(iii) Conformed copy of Exhibit U to Distributor's Contract of the
                      Registrant;(8)
(iv)  Conformed copy of Exhibit V to Distributor's    Contract of the
                      Registrant; (8)
(v)   Conformed copy of Exhibit W to Distributor's Contract of the
                      Registrant; (9)
               (vi) Conformed copy of Exhibit X to Distributor's Contract of the Registrant; (9)
              (vii) Conformed copy of Exhibit Y to Distributor's Contract of the Registrant; (9)
             (viii) Conformed copy of Exhibit Z to Distributor's Contract of the Registrant; (13)
               (ix) Conformed Copy of Exhibit AA to Distributor's Contract of the Registrant; (13)
_______________________________________________
+   All exhibits have been filed electronically.

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 21, 1997. (File Nos. 33-52149 and 811-7141)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed November 26, 1997. (File Nos.
33-52149 and 811-7141)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-52149 and 811-7141)
14. Response is incorporated by reference to Registrant's
    Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)
19. Response is incorporated by reference to Registrant's
    Post-Effective Amendment No. 23 on Form N-1A filed January 31, 2001. (File Nos. 33-52149 and 811-7141)

                 (ix) Conformed Copy of Exhibit AA to Distributor's Contract
                      of the Registrant; (13)
                 (x) Conformed copy of Exhibit BB to Distributor's Contract of the Registrant; (14)
                 (xi) Conformed copy of Exhibit CC to Distributor's Contract of the Registrant; (14)
(xii) Conformed copy of Distributor's Contract of the Registrant (Class
                      B Shares); (14)
(xiii)      Conformed copy of Amendment to Distributor's Contract of
                      the Registrant (Class B Shares); (20)
                (ixv) Copy of Schedule A to Distributor's Contract (Class B
                      Shares); (16)
                 (xv) The Registrant hereby incorporates the conformed copy
of the Specimen Mutual Funds Sales and Service                    Agreement;
Mutual Funds Service Agreement; and                         Plan/Trustee
Mutual Funds Service Agreement from
                      Item 23(e) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)
            (f)  Not applicable;
            (g)  (i)  Conformed copy of Custodian Agreement of the
                      Registrant; (3)
                 (ii) Conformed copy of Custodian Fee Schedule; (10)
                 (iii)Addendum to Custodian Fee Schedule; (10)
                 (iv) Conformed copy of Domestic Custodian Fee Schedule; (11)
                 (v)  Conformed copy of Global Custodian Fee Schedule; (11)
                 (vi) Addendum to Global Custodian Fee Schedule; (11)
            (h)  (i)  The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement from Item (h) (v) of the Investment
                      Series Funds, Inc. Registration Statement on Form
                      N-1A, filed with the Commission on January 23,
                      2002.  (File Nos. 33-48847 and 811-07021).
_________________________________________
+   All exhibits have been filed electronically.

3.            Response is incorporated by reference to Registrant's
Post-Effective    Amendment No. 1 on Form N-1A filed July 25, 1994.
(File Nos. 33-    52149 and 811-7141)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed November 26, 1997. (File Nos.
33-52149 and 811-7141)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 23, 1997. (File Nos.
33-52149 and 811-7141)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-52149 and 811-7141)
14. Response is incorporated by reference to Registrant's
    Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)
16. Response is incorporated by reference to Registrant's
    Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999. (File Nos. 33-52149 and 811-7141)
20. Response is incorporated by reference to Registrant's
    Post-Effective Amendment No. 24 on Form N-1A filed January 29, 2002. (File Nos. 33-52149 and 811-7141)

                 (ii) Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Transfer Agency Services and
Custody     Services Procurement; (14)
                 (iii) Conformed copy of Amendment to Fund Accounting
                      Services, Transfer Agency Services and Custody Services Procurement; (20)
                 (iv) Conformed copy of Principal Shareholder Servicer's Agreement (Class B Shares); (14)
                 (v)  Conformed copy of Shareholder Services Agreement (Class
B           Shares); (14)
                 (vi) The responses described in Item 23(e)(viii) are hereby incorporated by reference.
                 (vii)Copy of Schedule A to Shareholder Services Agreement
                      (Class B Shares); (16)
                 (viii)The Registrant hereby incorporates by reference the
                      conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 23(h)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375);
            (i)  Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
            (j) (i)  Conformed copy of Consent of Independent Auditors; (20)
                (ii) Conformed copy of Consent of Independent Auditors with respect to Federated International High Income Fund; (20)
            (k)  Not applicable;
            (l)  Conformed copy of Initial Capital Understanding; (2)
            (m)  (i) Conformed copy of Rule 12b-1 Distribution Plan through and including Exhibit R; (5)
                 (ii)Conformed copy of Exhibit S to the Rule 12b-1
                     Distribution Plan of the Registrant; (8)
                (iii)Conformed copy of Exhibit T to the Rule 12b-1
                     Distribution Plan of the Registrant; (8)
                 (iv) Conformed copy of Exhibit U to the Rule 12b-1
                     Distribution Plan of the Registrant; (8)

________________________________________________
+   All exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed March 24, 1994. (File Nos. 33-
52149 and 811-7141)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)
14. Response is incorporated by reference to Registrant's
    Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)
16. Response is incorporated by reference to Registrant's
    Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999. (File Nos. 33-52149 and 811-7141)
20. Response is incorporated by reference to Registrant's
    Post-Effective Amendment No. 24 on Form N-1A filed January 29, 2002. (File Nos. 33-52149 and 811-7141)

                (vi) Conformed copy of Exhibit V to the Rule
                     12b-1 Distribution Plan of the Registrant; (9)
               (vii) Conformed copy of Exhibit W to the Rule 12b-1
                     Distribution Plan of the Registrant; (9)
              (viii) Conformed copy of Exhibit X to the Rule 12b-1
                     Distribution Plan of the Registrant; (9)
              (viii) Conformed copy of Exhibit Y to the 12b-1
                     Distribution Plan of the Registrant; (13)
                (ix) Conformed copy of Exhibit Z to the 12b-1 Distribution
                     Plan of the Registrant; (13)
                 (x) Conformed copy of Exhibit AA to the 12b-1
                     Distribution Plan of the Registrant; (14)
                (xi) Conformed copy of Exhibit BB to the 12b-1 Distribution
                     Plan of the Registrant; (14)
               (xii) Copy of Schedule A to the Distribution Plan
(Class B Shares) of the Registrant; (16)
            (n)  (i) Conformed copy of Multiple Class Plan; (5)
                 (ii)Exhibits to Multiple Class Plan (18f-3); (14)
            (o)  (i) Conformed copy of Power of Attorney of the Registrant;
                     (17)
                 (ii) Conformed copy of Power of Attorney of Chief Investment
                      Officer of the Registrant; (17)
                (iii)Conformed copy of Power of Attorney of Director of the
                     Registrant; (17)
            (p) The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Federated Managed Allocation Portfolios Registration Statement on Form N-1A filed with the Commission on January 25, 2001. (File Nos. 33-51247 and 811-7129).

________________________________________________
+   All exhibits have been filed electronically.

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 21, 1997. (File Nos. 33-52149 and 811-7141)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-52149 and 811-7141)
14. Response is incorporated by reference to Registrant's
    Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)
17. Response is incorporated by reference to Registrant's
    Post-Effective Amendment No. 20 on Form N-1A filed March 31, 2000. (File Nos. 33-52149 and 811-7141)

Item 24. Persons Controlled by or Under Common Control with Registrant.

         None

Item 25. Indemnification (1).


-------------------------------------------------------------------------
1.  Response is incorporated by reference to Registrant's Initial
    Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-52149 and 811-7141)

Item 26. Business and Other Connections of Investment Adviser:

         For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief
         Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), Suite 301 Little Falls Center Two, 2751 Centerville Road, Wilmington, DE 19808.

         The remaining Officers of the investment adviser are:

         President/ Chief Executive
         Officer:                            Keith M. Schappert

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden
                                             Stephen F. Auth

         Senior Vice Presidents:             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Richard J. Lazarchic
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             David Burns
                                             Robert E. Cauley
                                             Regina Chi
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             John T. Gentry
                                             David P. Gilmore
                                             James P. Gordon
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven J. Lehman
                                             Marian R. Marinack
                                             Natalie F. Metz
                                             Thomas J. Mitchell
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             John Sidawi
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             Nicholas P. Besh
                                             Hanan Callas
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             Richard J. Gallo
                                             James Grant
                                             Anthony Han
                                             Kathryn P. Heagy
                                             Carol Kayworth
                                             J. Andrew Kirschler
                                             Robert P. Kozlowski
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Theresa K. Miller
                                             Bob Nolte
                                             Rae Ann Rice
                                             James W. Schaub
                                             Jennifer G. Setzenfand
                                             Diane R. Startari
                                             Kyle D. Stewart
                                             Michael R. Tucker
                                             Steven J. Wagner
                                             Mark Weiss

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.


Item 27.  Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds; Money Market Obligations Trust; Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.


         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant

Chairman:                     Richard B. Fisher              President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousigant

Vice Presidents:              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
            (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                  With Registrant
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              Theresa M. Johnson
                              Christopher L. Johnson
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              Renee L. Gebben
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.  Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          Reed Smith LLP
                                    Investment and Asset Management
                                    Group (IAMG)
                                    Federated Investors Tower
                                    12TH Floor
                                    1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779
                                    (Notices should be sent to the
Agent                                     for Service at above address)

                                    Federated Investors Funds
                                    5800 Corporate Drive
                                    Pittsburgh, PA  15237-7000

Federated Shareholder               P.O. Box 8600
Services Company                    Boston, MA 02266-8600
(Transfer Agent and Dividend
Disbursing Agent)

Federated Services Company          Federated Investors Tower
(Administrator)                     1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Federated Global Investment         175 Water Street
Management Corp.                    New York, NY 10038-4965
(Adviser)

State Street Bank and Trust         P.O. Box 8600
Company (Custodian)                 Boston, MA 02266-8600

Item 29.    Management Services:

            Not applicable.


Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.



                               SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED WORLD INVESTMENT SERIES, INC., and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 15th day of November, 2002.

                 FEDERATED WORLD INVESTMENT SERIES, INC.

                  BY: /s/ G. Andrew Bonnewell
                  G. Andrew Bonnewell, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  November 15, 2002

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ G. Andrew Bonnewell       Attorney In Fact          November 15, 2002
    G. Andrew Bonnewell           For the Persons
    ASSISTANT SECRETARY           Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Director
                                  (Chief Executive Officer)

Richard B. Fisher*                President

Henry A. Frantzen*                Chief Investment Officer

J. Christopher Donahue*           Executive Vice
                                  President and Director

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

Nicholas P. Constantakis*         Director

John F. Cunningham*               Director

Lawrence D. Ellis, M.D.*          Director

Peter E. Madden*                  Director

Charles F. Mansfield, Jr.*        Director

John E. Murray, Jr.*              Director

Marjorie P. Smuts*                Director

John S. Walsh*                    Director

* By Power of Attorney